Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost and fair value of debt securities
Amortized Cost	$ 198,653	$ 208,390
Gross Unrealized Gains	1,678	1,765
Gross Unrealized Losses	1,333	4,170
Fair value, Total	198,998	205,985
U.S. Treasury
Amortized cost and fair value of debt securities
Amortized Cost		1,000
Gross Unrealized Gains		3
Gross Unrealized Losses		0
Fair value, Total		1,003
Government sponsored enterprises
Amortized cost and fair value of debt securities
Amortized Cost	57,002	61,006
Gross Unrealized Gains	240	377
Gross Unrealized Losses	143	767
Fair value, Total	57,099	60,616
Asset-backed securities
Amortized cost and fair value of debt securities
Amortized Cost	106,726	112,747
Gross Unrealized Gains	855	817
Gross Unrealized Losses	1,119	3,191
Fair value, Total	106,462	110,373
Obligations of states and political subdivisions
Amortized cost and fair value of debt securities
Amortized Cost	34,925	33,637
Gross Unrealized Gains	583	568
Gross Unrealized Losses	71	212
Fair value, Total	$ 35,437	$ 33,993